Related Parties - Summary of Costs Incurred for Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Short-term benefits	$ 13,906	$ 11,244
Post-employment benefits	704	645
Equity-settled share-based payment transactions	4,627	3,700
Cash-settled share-based payment transactions	1,086	1,107
Key management personnel compensation	$ 20,323	$ 16,696